INTANGIBLE ASSETS - Reconciliation, Additional Information (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Decrease through classified as held for sale, intangible assets and goodwill	$ 0	$ 44
Trademarks | Hard Rock Hotel and Casino
Disclosure of detailed information about intangible assets [line items]
Decrease through classified as held for sale, intangible assets and goodwill		$ 45